SECURTER SYSTEMS INC (Details Narrative) - Securter Systems Inc. [Member]		1 Months Ended	12 Months Ended
	Sep. 08, 2020 shares	Feb. 26, 2019 CAD ($) $ / shares shares	Dec. 31, 2020	Dec. 31, 2019 shares
Statement [Line Items]
Class B Common Shares		100,000
Class A Common Shares		25,937,594		26,064,546
Class A Common Shares Issued	733,482			126,951
Class A Common Shares Outstanding				126,951
Voting Interest Rate		79.10%	79.40%
Participating Economic Interest		3.13%	0.49%
Original Class A Common Shares		860,433
Class B Common Share Non-participating Voting		1,000
Share Price | $ / shares		$ 0.23
Purchase Rights		30.30%
New Class A Common Shares	4,396,000
Ownership Percentage	16.00%
Class B Common Shares Returned	100,000
Class A Common Shares Returned	860,433
Shares Issued For Consideration	4,396,000
Economic Interest Rate	16.00%
Total Purchase Consideration | $		$ 3,000,000